SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Statement of financial position items, except for equity accounts	6.4601	7.0697
Items in the statements of income and comprehensive income, and statements of cash flows	6.6273	7.0319